Document and Entity Information	Jan. 31, 2023
Cover [Abstract]
Entity Registrant Name	WESTERN DIGITAL CORP
Amendment Flag	true
Entity Central Index Key	0000106040
Current Fiscal Year End Date	--07-03
Document Type	8-K/A
Document Period End Date	Jan. 31, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-08703
Entity Tax Identification Number	33-0956711
Entity Address, Address Line One	5601 Great Oaks Parkway
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95119
City Area Code	(408)
Local Phone Number	717-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 Par Value Per Share
Trading Symbol	WDC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to our Current Report on Form 8-K filed on February 1, 2023 (the “Original Form 8-K”) is filed solely to correct an inadvertent typo in the third sentence of the subsection titled “Conversion and Redemption” under “Item 1.01—Entry Into a Material Definitive Agreement” of the Original Form 8-K. No other changes have been made to the Original Form 8-K.